FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables | Level 2
Fair value by hierarchy
Financial liability at fair value	$ 3,135,008	$ 11,989,792
Consideration for acquisition | Level 1
Fair value by hierarchy
Financial liability at fair value	1,083,814	2,724,114
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value		1,993,668
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	144,606	6,658,805
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	919,007	1,512,680
Moolec Science S.A. shares | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 976,425	$ 1,530,375